Note 1: Basis of Presentation: Nature of Operations (Details) (USD $)	Mar. 31, 2013		Sep. 30, 2012		Dec. 31, 2011		Jun. 30, 2013 Private Placement Offering Memorandum (PPM)	Aug. 01, 2012 Private Placement Offering Memorandum (PPM)
Common Stock, Shares Authorized	100,000,000	[1]	100,000,000	[1]	100,000,000	[1]		10,000,000
Share Price								$ 0.10
Aggregate value of shares authorized								$ 1,000,000
Common Stock, Value, Subscriptions							$ 140,000

[1]	All common shares amounts and per share amounts in these financial statements, reflect the five-for-one stock split of the issued and outstanding shares of common stock of the Company, effective April 28, 2012 including retroactive adjustment of common share amounts.